WARRANTS (Details Narrative) - USD ($)					3 Months Ended				12 Months Ended
	Feb. 10, 2025	Jan. 10, 2025	May 31, 2024	Mar. 18, 2024	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026	Oct. 25, 2024	May 16, 2024	Apr. 22, 2024
Warrants issued during the period										1,669
Additional shares to be issued										15
Proceeds from warrant exercises										$ 2,834,632
Payment of legal fees										$ 139,955
Class of warrant exercise price										$ 3,366
Deemed dividend for the reduction of the exercise price of warrants
Equity issued for warrant inducement										$ 3,029,927
Shares issued										107,337
Aggregate intrinsic value of outstanding stock warrants						$ 0			$ 0		$ 0
Share price						$ 5.24			$ 5.24		$ 2.96
Minimum [Member]
Class of warrant exercise price				$ 37.50
Maximum [Member]
Share price						5.24			$ 5.24		2.96
Common Stock [Member]
Warrants issued during the period										972
Deemed dividend for the reduction of the exercise price of warrants
Equity issued for warrant inducement
Shares issued					0					74,099
Share price												$ 1.00
Warrant [Member]
Class of warrant exercise price	$ 36.30	$ 58.30		$ 37.50		$ 172.30			$ 172.30	$ 323.40	$ 172.30
Deemed dividend for the reduction of the exercise price of warrants				$ 1,444,324
Equity issued for warrant inducement				$ 3,029,927
Warrant outstanding								48,435		840
Fair value of warrants										$ 3,004,909
Shares issued	155,451	68,581	166,095			136,200	137,185	55,066		107,337
Exercise of warrants	155,451	68,581				181,599	98,246	8,843		143,115
Cashless exercise of warrants shares issued				38,868				50,445					38,868	38,868
Aggregate intrinsic value of outstanding stock warrants
Class of warrants description								the Company and the warrant holders agreed to exchange the warrants for shares of common stock equivalent to 96% of the shares of common stock issuable upon exercise of the warrants, or 48,435 shares of common stock. Concurrently, the Company and the holders of 38,868 warrants issued on or about March 18, 2024, April 22, 2024, and May 16, 2024, agreed to amend these warrants to reduce the exercise price from $2.91 to $1.50 per share, increase the number of shares issuable upon exercise by 250%, and remove certain adjustment provisions in the event of certain dilutive issuances or share combinations. As a result of this amendment, an additional 58,293 warrants were issued.
Warrant [Member] | Minimum [Member]
Class of warrant exercise price										$ 3,300
Warrant term										5 years
Warrant [Member] | Maximum [Member]
Class of warrant exercise price										$ 4,950
Warrant [Member] | Security Purchase Agreements [Member]
Warrants issued during the period										29,891